Current Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2021
CURRENT TAX ASSETS AND LIABILITIES
Current Tax Assets and Liabilities

11.   CURRENT TAX ASSETS AND LIABILITIES

a)	The detail of current tax receivables as of December 31, 2021 and 2020, is as follows:

	As of December 31,
	2021	2020
Tax Receivables	ThCh$	ThCh$
Advance income tax payments	51,691,573	34,534,731
Credit for adsorbed tax profits	59,372,737	—
Tax credit for training expenses	472,706	503,682
Total	111,537,016	35,038,413

b)	The detail of current tax payables as of December 31, 2021 and 2020, is as follows:

	As of December 31,
	2021	2020
Current tax liabilities	ThCh$	ThCh$
Income tax	13,148,707	72,359,944
Total	13,148,707	72,359,944